Lisa Nosal To Call Writer Directly: +1 617 385 7602 lisa.nosal@kirkland.com	200 Clarendon Street Boston, MA 02116 United States +1 617 385 7500 www.kirkland.com	Facsimile: +1 617 385 7501

August 17, 2023

By EDGAR United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attn: Lisa N. Larkin

John Kernan

John Lee

Christian T. Sandoe

Jason Fox

David Manion

Re:	Polen Credit Opportunities Fund Registration Statement on Form N-2 (File Nos. 333-271087; 811-23860)

Dear Ladies and Gentlemen:

Enclosed for filing on behalf of Polen Credit Opportunities Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 2 (the “Second Amendment”) to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”), originally filed on April 3, 2023 and amended on August 14, 2023 (the “First Amendment”). Additionally, on behalf of the Fund, transmitted for filing as EDGAR correspondence are the Fund’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) provided to the undersigned by Lisa N. Larkin of the Staff by telephone on August 15, 2023 and Jason Fox of the Staff by telephone on August 16, 2023. These comments related to the Fund’s EDGAR correspondence, filed on August 11, 2023 (the “Response Letter”), and to the First Amendment.

For your convenience, a transcription of the Staff’s comments is included in this letter, with each comment followed by the Fund’s response. Please note that we have not independently verified information provided by the Fund. Capitalized terms used but not defined herein have the meanings assigned to them in the Second Amendment.

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United States Securities and Exchange Commission August 17, 2023 Page 2

RESPONSE LETTER - EXHIBIT A

1.                   Please revise the title of this disclosure to “Prior Performance of Similar Accounts.”

Response:

The requested revision has been made in the Second Amendment.

2.                   It appears that GIPS is being used for performance calculations. Please confirm that performance is shown net of all actual fees and expenses and not just net of management fees. If custodial fees are excluded, please add such disclosure.

Response:

The Second Amendment presents performance that is net of all actual fees and expenses. The narrative introduction to the performance presentation in the Second Amendment has been revised to reflect that the net performance is net of all actual fees and expenses. In addition, gross performance has been added, but it is less prominent than net performance.

3.                   Please confirm that use of the term “Code” as used in Exhibit A will be defined as the “Internal Revenue Code of 1986, as amended” in the Registration Statement.

Response:

The term “Code” is defined on page 13 of the Second Amendment.

4.                   Please ensure that, when included in the Registration Statement, all footnotes appear on the same page as the underlying tables to which they relate.

Response:

The Fund confirms that, in the Second Amendment, all footnotes appear on the same page as the underlying tables to which they relate.

PROSPECTUS

5.                   In the fee table, there is a footnote on the management fee line item that references borrowings. Consider moving the footnote to the other expenses line item.

Response:

The requested revision has been made in the Second Amendment.

United States Securities and Exchange Commission August 17, 2023 Page 3

6.                   Under the heading “Management of the Fund – Management Fee,” please include a discussion of the expense waiver agreement, in addition to a discussion of recoupment (i.e., the language in footnote 5 to the fee table should be included here as well).

Response:

The requested revision has been made in the Second Amendment.

STATEMENT OF ADDITIONAL INFORMATION

7.                   Under the heading “Investment Advisory and Other Services, Fees, and Expenses,” please include a discussion of organizational and offering expenses, including a discussion of an estimate of the expenses and the accounting of the expenses by the fund.

Response:

The requested revision has been made in the Second Amendment.

OTHER

8.                   Please confirm supplementally that the organizational and offering expenses are subject to the fee waiver agreement, including whether the amounts are subject to recapture.

Response:

The Fund confirms that the organizational and offering expenses are subject to the fee waiver agreement and are subject to recapture.

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United States Securities and Exchange Commission August 17, 2023 Page 4

If you have any questions, please feel free to contact the undersigned by telephone at 617.385.7602 (or by email at lisa.nosal@kirkland.com) or Nicole M. Runyan by telephone at 212.446.4774 (or by email at nicole.runyan@kirkland.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Lisa Nosal
Lisa Nosal

cc:	Joshua L. McCarthy, Polen Capital Credit, LLC

Nicole M. Runyan, Kirkland & Ellis LLP